Employee Benefit Plans and Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Schedule of defined benefit pension, healthcare and other postemployment plans
The following summarizes data from CNH Industrial’s defined benefit pension, healthcare and other postemployment plans for the years ended December 31, 2021 and 2020:

	Pension		Healthcare (1)		Other (1)
	2021	2020	2021	2020	2021	2020
	(in millions)
Change in benefit obligations:
Beginning benefit obligation	$2,659	$2,938	$418	$412	$455	$431
Service cost	22	22	4	4	18	16
Interest cost	22	44	6	10	1	1
Plan participants’ contributions	3	3	6	5	—	—
Actuarial loss (gain)	(94)	215	(20)	21	11	—
Gross benefits paid	(100)	(139)	(36)	(37)	(33)	(31)
Plan amendments	—	2	(100)	1	—	—
Currency translation adjustments and other (2)	(70)	(426)	11	2	(36)	38
Ending benefit obligation	$2,442	$2,659	$289	$418	$416	$455
Change in the fair value of plan assets:
Beginning plan assets	1,807	2,096	145	152	—	—
Actual return on plan assets	85	231	9	17	—	—
Employer contributions	52	70	—	—	—	—
Plan participants’ contributions	3	3	—	—	—	—
Gross benefits paid	(75)	(114)	(9)	(9)	—	—
Currency translation adjustments and other (2)	(32)	(479)	(15)	(15)	—	—
Ending plan assets	1,840	1,807	130	145	—	—
Funded status:	$(602)	$(852)	$(159)	$(273)	$(416)	$(455)
(1)The healthcare and other postemployment plans are not required to be prefunded.
(2)Includes the impact of the transfer of the outstanding pension benefit obligations related to certain retirees and beneficiaries within the U.S. plans through group annuity contract purchases in the fourth quarter 2020.

Schedule of defined benefit pension plans by significant geographical area
The following summarizes data from CNH Industrial’s defined benefit pension plans by significant geographical area for the years ended December 31, 2021 and 2020:

	U.S.		U.K		Germany (1)		Other Countries (1)
	2021	2020	2021	2020	2021	2020	2021	2020
	(in millions)
Change in benefit obligations:
Beginning benefit obligation	$177	$666	$1,608	$1,488	$449	$424	$425	$360
Service cost	3	4	—	—	4	4	15	14
Interest cost	4	16	16	24	1	2	1	2
Plan participants’ contributions	—	—	—	—	—	—	3	3
Actuarial loss (gain)	(15)	80	(27)	99	(26)	6	(26)	30
Gross benefits paid	5	(40)	(61)	(58)	(25)	(25)	(18)	(16)
Plan amendments	—	2	—	—	—	—	—	—
Currency translation adjustments and other (2)	—	(551)	(18)	55	(32)	38	(21)	32
Ending benefit obligation	$174	$177	$1,518	$1,608	$371	$449	$379	$425
Change in the fair value of plan assets:
Beginning plan assets	204	700	1,230	1,067	5	5	368	324
Actual return on plan assets	(4)	93	62	118	—	—	27	20
Employer contributions	—	—	41	59	—	—	11	11
Plan participants’ contributions	—	—	—	—	—	—	3	3
Gross benefits paid	5	(40)	(60)	(58)	—	—	(19)	(16)
Currency translation adjustments and other (2)	—	(549)	(17)	44	(1)	—	(15)	26
Ending plan assets	$205	$204	$1,256	$1,230	$4	$5	$375	$368
Funded status:	$31	$27	$(262)	$(378)	$(367)	$(444)	$(4)	$(57)
(1)    Pension benefits in Germany and some other countries are not required to be prefunded.
(2)    Includes the impact of the transfer of the outstanding pension benefit obligations related to certain retirees and beneficiaries within the U.S. plans through group annuity contract purchases in the fourth quarter of 2021 and 2020.

Schedule of net amounts recognized in consolidated balance sheets
Net amounts recognized in the consolidated balance sheets as of December 31, 2021 and 2020 consist of:

	Pension		Healthcare		Other
	2021	2020	2021	2020	2021	2020
	(in millions)
Other assets	$57	$37	$—	$—	$—	$—
Pension, postretirement and other postemployment benefits	(659)	(889)	(159)	(273)	(416)	(455)
Net liability recognized at end of year	$(602)	$(852)	$(159)	$(273)	$(416)	$(455)

Schedule of pre-tax amounts recognized in accumulated other comprehensive loss
Pre-tax amounts recognized in accumulated other comprehensive loss as of December 31, 2021 consist of:

	Pension	Healthcare	Other
	(in millions)

Unrecognized actuarial losses	$631	$33	$106
Unrecognized prior service credit	3	(206)	(6)
Accumulated other comprehensive loss	$634	$(173)	$100

Schedule of aggregate pension accumulated benefit obligation
The following table summarizes the aggregate pension accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets:

	Pension
	2021	2020
	(in millions)
Accumulated benefit obligation	$1,963	$2,384
Fair value of plan assets	$1,312	$1,526

Schedule of projected benefit obligations in excess of plan assets
The following table summarizes CNH Industrial’s pension and other postemployment plans with projected benefit obligations in excess of plan assets:

	Pension		Healthcare		Other
	2021	2020	2021	2020	2021	2020
	(in millions)
Projected benefit obligation	$2,068	$2,428	$289	$418	$416	$455
Fair value of plan assets	$1,409	$1,539	$130	$145	$—	$—

Schedule of net periodic benefit cost
The following summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit for the years ended December 31, 2021, 2020, and 2019:

	Pension			Healthcare			Other
	2021	2020	2019	2021	2020	2019	2021	2020	2019
	(in millions)
Service cost	$22	$22	$23	$4	$4	$5	$18	$16	$13
Interest cost	22	44	74	6	10	14	1	1	3
Expected return on assets	(66)	(80)	(99)	(7)	(7)	(7)	—	—	—
Amortization of:
Prior service cost (credit)	—	—	1	(136)	(130)	(125)	—	—	1
Actuarial loss (gain)	31	40	67	3	2	(2)	7	5	14
Settlement loss and other	—	125	125	—	—	—	2	2	2
Net periodic benefit cost (credit)	$9	$151	$191	$(130)	$(121)	$(115)	$28	$24	$33

Schedule of net periodic benefit cost recognized in net income and other changes in plan assets and benefit obligations
Net periodic benefit cost recognized in net income and other changes in plan assets and benefit obligations that are recognized in other comprehensive loss during 2021 consist of:

	Pension	Healthcare	Other
	(in millions)
Net periodic benefit cost	$9	$(130)	$28
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial losses (gains)	(113)	(23)	8
Amortization of actuarial losses	(31)	(3)	(6)
Amortization of prior service (cost) credit	—	136	—
Currency translation adjustments and other	(18)	(100)	(4)
Total recognized in other comprehensive (income) loss	(162)	10	(2)
Total recognized in comprehensive loss	$(153)	$(120)	$26

Schedule of assumptions utilized in determining the funded status and the net periodic benefit cost
The following assumptions were utilized in determining the funded status at December 31, 2021 and 2020, and the net periodic benefit cost of CNH Industrial’s defined benefit plans for the years ended December 31, 2021, 2020, and 2019:

	Pension plans			Healthcare plans			Other
(in %)	2021	2020	2019	2021	2020	2019	2021	2020	2019
Assumptions used to determine funded status at December 31
Weighted-average discount rate	1.63	1.12	1.88	2.54	2.12	2.99	0.96	0.47	0.69
Weighted-average rate of compensation increase	2.12	2.07	2.99	n/a	n/a	n/a	2.14	1.85	1.91
Weighted-average, initial healthcare cost trend rate	n/a	n/a	n/a	4.18	4.39	4.68	n/a	n/a	n/a
Weighted-average, ultimate healthcare cost trend rate(*)	n/a	n/a	n/a	3.58	3.95	4.20	n/a	n/a	n/a
Assumptions used to determine expense
Weighted-average discount rates - service cost	0.69	1.06	1.97	2.47	3.15	4.03	0.63	0.81	1.76
Weighted-average discount rates - interest cost	0.86	1.62	2.58	1.53	2.58	3.53	0.41	0.61	1.50
Weighted-average rate of compensation increase	2.07	2.99	3.00	n/a	n/a	n/a	1.85	1.91	1.41
Weighted-average long-term rates of return on plan assets	3.69	4.02	4.68	4.85	5.00	5.50	n/a	n/a	n/a
Weighted-average, initial healthcare cost trend rate	n/a	n/a	n/a	4.39	4.68	6.17	n/a	n/a	n/a
Weighted-average, ultimate healthcare cost trend rate(*)	n/a	n/a	n/a	3.95	4.20	5.00	n/a	n/a	n/a

(*) CNH Industrial expects to achieve the ultimate healthcare cost trend rate in 2028 for U.S. plans. A flat trend rate assumption is utilized for the Canada plans.
Schedule of weighted average target asset allocation	Weighted average target asset allocation for all plans for 2021 are as follows:

All Plans
Asset category:
Equity securities	11%
Debt securities	44%
Cash/Other	45%

Schedule of fair value of plan assets by asset category and level within the fair value hierarchy
The following summarizes the fair value of plan assets by asset category and level within the fair value hierarchy as of December 31, 2021:

	Total	Level 1	Level 2	Level 3
	(in millions)
Equity securities:
U.S. equities	$—	$—	$—	$—
Non-U.S. equities	—	—	—	—
Total Equity securities	—	—	—	—
Fixed income securities:
U.S. government bonds	72	72	—	—
U.S. corporate bonds	7	1	6	—
Non-U.S. government bonds	40	9	31	—
Non-U.S. corporate bonds	18	—	18	—
Mortgage backed securities	—	—	—	—
Other fixed income	—	—	—	—
Total Fixed income securities	137	82	55	—
Other types of investments:
Mutual funds (A)	1,588	—	1,588	—
Insurance contracts	207	—	—	207
Derivatives—credit contracts	—	—	—	—
Real estate	—	—	—	—
Total Other types of investments	1,795	—	1,588	207
Cash:	37	17	20	—
Total	$1,969	$99	$1,663	$207

(A) This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.
The following summarizes the fair value of plan assets by asset category and level within the fair value hierarchy as of December 31, 2020:

	Total	Level 1	Level 2	Level 3
	(in millions)
Equity securities:
U.S. equities	$—	$—	$—	$—
Non-U.S. equities	—	—	—	—
Total Equity securities	—	—	—	—
Fixed income securities:
U.S. government bonds	32	30	2	—
U.S. corporate bonds	42	5	37	—
Non-U.S. government bonds	49	10	39	—
Non-U.S. corporate bonds	25	—	25	—
Mortgage backed securities	—	—	—	—
Other fixed income	—	—	—	—
Total Fixed income securities	148	45	103	—
Other types of investments:
Mutual funds (A)	1,582	21	1,561	—
Insurance contracts	200	—	—	200
Derivatives—credit contracts	—	—	—	—
Real estate	—	—	—	—
Total Other types of investments	1,782	21	1,561	200
Cash:	22	10	12	—
Total	$1,952	$76	$1,676	$200
(A) This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.

Schedule of changes in level 3 plan assets
The following table presents the changes in the Level 3 plan assets for the year ended December 31, 2021:

Insurance Contracts (in millions)
Balance at December 31, 2020	$200
Actual return on plan assets relating to assets still held at reporting date	16
Purchases	9
Settlements	(9)
Transfers in and/or out of level 3	—
Currency impact	(9)
Balance at December 31, 2021	$207
The following table presents the changes in the Level 3 plan assets for the year ended December 31, 2020:

Insurance Contracts (in millions)
Balance at December 31, 2019	$171
Actual return on plan assets relating to assets still held at reporting date	8
Purchases	8
Settlements	(5)
Transfers in and/or out of Level 3	—
Currency impact	18
Balance at December 31, 2020	$200

Schedule of cash flows related to total benefits expected to be paid
The benefit expected to be paid from the benefit plans which reflect expected future years of service, and the Medicare subsidy expected to be received are as follows:

	Pension Plans	Healthcare	Medicare Part D Reimbursement	Other
	(in millions)
2022	$105	$24	$—	$32
2023	106	23	—	26
2024	103	22	—	28
2025	107	21	—	28
2026	108	21	—	26
2027 - 2031	564	98	(1)	150
Total	$1,093	$209	$(1)	$290